FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended :   June 30 2005
Check here if Amendment [ ] ; Amendment Number : ------------
This Amendment (Check only one) :   [ ] is a restatement
                                    [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
Name :    Bank Julius Baer & Co. Ltd N.Y.
Address:  330 Madison Avenue
                    NewYork, NY 10017
13F File Number: 28-7256
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorised to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person signing this Report on behalf of Reporting Manager:
Name:   Hendricus Bocxe
Title:  Chief Compliance Officer
Phone:  1 212 297 3923
Signature,
Hendricus Bocxe     NewYork, NY 10017      June 30 2005
Report Type:
[X]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued
                     FORM 13F SUMMARY PAGE  Report Summary:
Number of Other Included Managers:      ZERO
Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:  $0